Note 10 - Other Expenses - Schedule of Other Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Intermediated Money Transaction Tax*	[1]			$ 528	$ 666
Community and social responsibility cost				736	582
Impairment of property, plant and equipment (note 13)				0	851
Other expenses, total		$ 664	$ 1,461	$ 1,264	$ 2,099

[1]	Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means and ranges from 1% to 2% per transaction performed in Zimbabwe.